Significant Weighted Average Actuarial Assumptions Adopted (Detail)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.35%
Rate of compensation increase	2.31%	2.22%
Discount rate for pension expense	4.98%	4.97%
Expected long-term rate of return on plan assets	5.60%	6.11%